Financial Assets And Liabilities - Summary Of Sensitivity Analysis For Types Of Market Risk (Detail) - Market Risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Government Bonds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	$ 374	$ 243
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	$ (374)	$ (243)
Mutual Funds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	10.00%	10.00%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk exposure that arises from contracts within scope of IFRS 17	$ 15,243	$ 20,044
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk exposure that arises from contracts within scope of IFRS 17	$ (15,243)	$ (20,044)